Summarized Details of Short-Term Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Borrowings from BOK KRW	Dec. 31, 2009 Borrowings from BOK KRW	Dec. 31, 2010 Foreign currency-denominated KRW	Dec. 31, 2009 Foreign currency-denominated KRW	Dec. 31, 2010 Borrowings from trust accounts KRW	Dec. 31, 2009 Borrowings from trust accounts KRW	Dec. 31, 2010 Call money KRW	Dec. 31, 2009 Call money KRW	Dec. 31, 2010 Debentures in won KRW	Dec. 31, 2009 Debentures in won KRW	Dec. 31, 2010 Other borrowings KRW		Dec. 31, 2009 Other borrowings KRW
Short-term Debt [Line Items]
Short-term borrowings	$ 7,138,917	8,071,259,000	9,714,857,000	995,998,000	1,433,730,000	2,026,208,000	1,771,522,000	1,281,898,000	1,475,802,000	1,333,618,000	2,398,062,000	19,722,000	708,748,000	2,413,815,000	[1]	1,926,993,000	[1]
Short-Term Borrowings, Weighted-Average Interest Rate				1.07%	1.11%	1.90%	3.18%	2.47%	1.90%	2.72%	2.42%	5.82%	6.03%	6.62%	[1]	6.01%	[1]

[1]	Mostly relate to borrowings from other financial institutions.